Taxes (Tables)	12 Months Ended
Jun. 30, 2024
Taxes [Abstract]
Schedule of (Loss) Income Before Provision for Income Taxes	(Loss) income before provision for income taxes consisted of:
	For the Years Ended June 30,
	2024	2023	2022
	US$	US$	US$
Outside China	$(120,000)	$(216,100)	$(56,250)
China	(1,441,607)	1,082,831	1,494,471
(Loss) income before provision for income taxes	$(1,561,607)	$866,731	$1,438,221

Schedule of Income Tax Benefits (Expenses)	Income tax (benefit) expense consisted of the following:
	For the Years Ended June 30,
	2024	2023	2022
	US$	US$	US$
Current
China	$1,834	$475,841	$807,648
Deferred
China	(189,554)	(223,230)	(214,530)
Income tax (benefit) expense	$(187,720)	$252,611	$593,118

Schedule of Statutory Tax Rate to Effective Tax Rate	The following table reconciles the statutory rate to the Company’s effective tax rate:
	For the Years Ended June 30,
	2024	2023	2022
Income tax at expected tax rates	25.0%	25.0%	25.0%
Non-deductible expenses	(6.9)%	18.2%	9.4%
Effect of PRC preferential tax rate (1)	(1.0)	(31.3)%	4.6%
Non-PRC entities not subject to PRC tax	(1.9)%	6.2%	1.0%
Allowance for DTA (2)	-	10.7%	-
Net loss carryforward	(1.8)%	-	-
Other	(1.3)%	0.3%	1.2%
Effective tax rate	12.1%	29.1%	41.2%

Schedule of Deferred Tax Assets and Deferred Tax Liabilities	Components of deferred tax assets and liabilities were as follows:
	As of June 30,
	2024	2023
	US$	US$
Allowance for expected credit losses	$533,345	$338,928
Net operating loss (NOL) *	-	94,662
Deferred tax assets	$533,345	$433,591
*	The profits generated by Wuxi Li Bang during the year ended June 30, 2023, after tax adjustments were RMB 508,000 ($73,000), which offset the losses generated during the year ended June 30, 2022. The losses can be used to offset future taxable profits for next four years. The corresponding amount of deferred income tax assets was RMB 684,000 ($95,000).
*	For the year ended June 30, 2024, Li Bang International and its subsidiaries incurred net loss of $1.46 million. Since the Company may not generate sufficient future taxable income to utilize its net operating loss carryforwards, management recognized a full allowance of its deferred income tax assets (DTA) that was associated with the Company’s NOL.

Schedule of Taxes Payable	Taxes payable consisted of the following:
	As of June 30,
	2024	2023
	US$	US$
VAT payable	$1,014,959	$1,055,946
Income taxes payable	2,168,507	2,185,651
Dividend withholding tax payable	88,521	87,308
Other taxes payable	1,240	589
Total	$3,273,227	$3,329,494